Significant Accounting Policies (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule of changes in liability for product warranty
Beginning balance	$ 940	$ 684
Provision for warranties issued during the year	2,984	1,700
Reduction for payments and costs to satisfy claims	(1,905)	(1,444)
Ending balance	$ 2,019	$ 940